UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October	31
Date of reporting period:	July 31,	2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

7.31.2007

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2007 (unaudited)

Issuer	Shares	Value

Common stocks 46.51%		$253,936,460
(Cost $231,203,207)

Electric Utilities 5.34%		29,160,750

Duke Energy Corp.	474,850	8,086,695
Great Plains Energy, Inc.	79,070	2,194,983
Pinnacle West Capital Corp.	205,000	7,683,400
Progress Energy, Inc.	219,500	9,583,370
Progress Energy, Inc. (Contingent Value
Obligation) (B)(I)	317,750	98,502
Southern Co.	45,000	1,513,800

Gas Utilities 1.04%		5,678,850

National Fuel Gas Co.	131,000	5,678,850

Industrial Conglomerates 0.92%		5,038,800

General Electric Co.	130,000	5,038,800

Integrated Oil & Gas 1.81%		9,891,837

BP Plc, ADR (United Kingdom) (F)	133,472	9,262,957
Total SA, ADR (France) (F)	8,000	628,880

Integrated Telecommunication Services 2.96%		16,181,093

AT&T, Inc.	304,750	11,934,010
Verizon Communications, Inc.	99,650	4,247,083

Multi-Utilities 32.55%		177,694,849

Alliant Energy Corp.	469,900	17,362,805
Ameren Corp.	80,000	3,838,400
CH Energy Group, Inc.	463,500	20,556,225
Consolidated Edison, Inc.	140,000	6,115,200
Dominion Resources, Inc.	196,200	16,523,964
DTE Energy Co.	396,000	18,366,480
Energy East Corp.	746,150	18,885,056
Integrys Energy Group, Inc.	298,995	14,797,263
NiSource, Inc.	374,300	7,137,901
NSTAR	711,000	22,360,950
OGE Energy Corp.	187,632	6,220,001
SCANA Corp.	98,600	3,685,668
TECO Energy, Inc.	484,750	7,823,865
Vectren Corp.	84,300	2,104,971
Xcel Energy, Inc.	587,000	11,916,100

Oil & Gas Storage & Transportation 0.90%		4,891,514

Spectra Energy Corp.	192,050	4,891,514

Other Diversified Financial Services 0.99%		5,398,767

Bank of America Corp.	113,850	5,398,767

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2007 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 104.26%			$569,236,864
(Cost $565,901,498)

Agricultural Products 2.90%			15,839,751

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	184,250	15,839,751

Broadcasting & Cable TV 0.19%			1,049,037

Comcast Corp., 7.00%	BBB+	42,130	1,049,037

Consumer Finance 3.18%			17,394,534

HSBC Finance Corp., 6.36%, Depositary Shares, Ser B	A	35,600	886,084
SLM Corp., 6.97%, Ser A	BBB-	353,500	16,508,450

Diversified Banks 4.28%			23,350,505

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom) (F)	A	25,000	581,000
HSBC USA, Inc., $2.8575 (G)	AA-	386,950	19,154,025
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom) (F)	A	166,000	3,615,480

Electric Utilities 33.10%			180,707,915

Alabama Power Co., 5.20%	BBB+	973,875	21,766,106
Carolina Power & Light Co., $4.20	Baa2	41,151	3,198,206
Carolina Power & Light Co., $5.44	BBB-	11,382	1,047,144
Central Illinois Light Co., 4.64%	Ba1	7,460	608,923
Central Maine Power Co., 4.75% (G)	Baa2	11,015	936,275
Connecticut Light & Power Co., 3.90%, Ser 1949	Baa3	27,255	971,812
Duquesne Light Co., 6.50%	BB	412,900	20,838,567
Entergy Arkansas, Inc., 6.45%	BB+	250,000	6,343,750
Entergy Mississippi, Inc., 6.25%	BB+	563,000	13,881,497
FPC Capital I, 7.10%, Ser A	BBB-	164,400	4,123,152
FPL Group Capital Trust I, 5.875%	BBB+	10,000	218,000
Georgia Power Co., 6.00%, Ser R	A	268,700	6,314,450
Great Plains Energy, Inc., 4.50%	BB+	12,510	1,041,458
HECO Capital Trust III, 6.50%	BB+	173,300	4,245,850
Interstate Power & Light Co., 7.10%, Ser C	BBB-	158,500	4,155,680
Interstate Power & Light Co., 8.375%, Ser B	Baa2	86,800	2,721,180
Massachusetts Electric Co., 4.76%	BBB+	6,166	541,066
Monongahela Power Co., $6.28, Ser D	BB	24,931	2,402,725
NSTAR Electric Co., 4.25%	A-	58,152	4,535,856
NSTAR Electric Co., 4.78%	A-	112,280	9,880,640
PPL Electric Utilities Corp., 4.40%	BBB	29,790	2,472,570
PPL Electric Utilities Corp., 4.60%	BBB	3,917	349,960
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	800,000	20,175,040
PPL Energy Supply, LLC, 7.00%	BBB	220,000	5,515,400
Public Service Electric & Gas Co., 4.30%, Ser C	BB+	8,280	658,260
Southern California Edison Co., 6.00%, Ser C	BBB-	62,000	6,089,566
Southern California Edison Co., 6.125%	BBB-	160,000	16,365,008
Union Electric Co., $3.70	BB	12,262	820,788
Virginia Electric & Power Co., $6.98	BB+	35,000	3,587,500
Virginia Electric & Power Co., $7.05	BB+	20,200	2,056,612
Westar Energy, Inc., 6.10%	AAA	360,000	8,550,000
Wisconsin Public Service Corp., 6.76%	BBB+	41,978	4,294,874

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2007 (unaudited)

Gas Utilities 3.91%			21,331,044

Southern Union Co., 7.55%, Ser A	BB	770,900	19,472,934
Southwest Gas Capital II, 7.70%	BB	72,300	1,858,110

Integrated Telecommunication Services 1.09%			5,967,080

AT&T, Inc., 6.375%	A	100,000	2,325,000
Telephone & Data Systems, Inc., 6.625%	BB+	175,100	3,642,080

Investment Banking & Brokerage 14.23%			77,716,084

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G	BBB+	131,850	6,262,875
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F	BBB+	328,760	16,273,620
Bear Stearns Cos., Inc. (The), 6.15%, Depositary
Shares, Ser E	BBB+	184,600	8,945,716
Goldman Sachs Group, Inc., 6.20%, Ser B	A	109,500	2,682,750
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D	A-	420,500	20,436,300
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C	A-	274,000	13,700,000
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares,
Ser 3	A	317,050	7,821,623
Morgan Stanley Capital Trust III, 6.25%	A	70,000	1,593,200

Life & Health Insurance 4.28%			23,347,866

MetLife, Inc., 6.50%, Ser B	BBB	820,000	20,483,600
Prudential Plc, 6.75% (United Kingdom) (F)	A-	117,100	2,864,266

Movies & Entertainment 0.47%			2,558,866

Viacom, Inc., 6.85%	BBB	109,400	2,558,866

Multi-Utilities 13.26%			72,408,242

Baltimore Gas & Electric Co., 6.70%, Ser 1993	BBB-	20,250	2,080,056
Baltimore Gas & Electric Co., 6.99%, Ser 1995	Ba1	94,000	9,676,125
BGE Capital Trust II, 6.20%	BBB-	415,300	9,514,523
PNM Resources, Inc., 6.75%, Conv	BBB-	216,306	10,192,339
PSEG Funding Trust II, 8.75%	BB+	101,400	2,567,448
Public Service Electric & Gas Co., 4.08%, Ser A	BB+	5,000	390,000
Public Service Electric & Gas Co., 4.18%, Ser B	BB+	53,677	4,267,321
Public Service Electric & Gas Co., 6.92%	BB+	100,798	10,350,695
SEMPRA Energy, $4.36	BBB+	19,250	1,549,625
SEMPRA Energy, $4.75, Ser 53	BBB+	6,305	529,620
South Carolina Electric & Gas Co., 6.52%	Baa1	165,000	16,659,852
Xcel Energy, Inc., $4.08, Ser B	BB+	8,610	753,375
Xcel Energy, Inc., $4.11, Ser D	BB+	33,691	3,107,995
Xcel Energy, Inc., $4.16, Ser E	BB+	9,410	769,268

John Hancock
Patriot Premium Dividend Fund II
Securities owned by the Fund on
July 31, 2007 (unaudited)

Oil & Gas Exploration & Production 11.56%				63,123,014

Anadarko Petroleum Corp., 5.46%, Depositary Shares,
Ser B		BB	74,567	7,128,143
Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	188,475	18,829,840
Devon Energy Corp., 6.49%, Ser A		BB+	214,145	21,642,029
Nexen, Inc., 7.35% (Canada) (F)		BB+	618,200	15,523,002
Other Diversified Financial Services 5.99%				32,698,623

Bank of America Corp., 6.204%, Depositary Shares, Ser D		A+	740,000	18,500,000
Citigroup Capital IX, 6.00%		A+	50,000	1,129,500
Citigroup Capital XI, 6.00%		A+	5,000	111,550
Citigroup, Inc., 6.231%, Depositary Shares, Ser H		A+	230,900	11,614,270
General Electric Capital Corp., 6.625%		AAA	54,100	1,343,303
Specialized Finance 1.70%				9,264,894

CIT Group, Inc., 6.35%, Ser A		BBB+	381,900	9,264,894
Thrifts & Mortgage Finance 1.71%				9,344,080

Sovereign Bancorp, Inc., 7.30%, Depositary Shares,
Ser C		BB+	344,800	9,344,080
Trucking 1.82%				9,925,500

AMERCO, 8.50%, Ser A		B	390,000	9,925,500
Wireless Telecommunication Services 0.59%				3,209,829

United States Cellular Corp., 7.50%		BB+	129,900	3,209,829

	Interest		Par value
Issuer, description, maturity date	rate		(000)	Value

Short-term investments 0.51%				$2,808,000
(Cost $2,808,000)

Commercial Paper 0.51%				2,808,000

Chevron Funding Corp., 8-1-07	5.200%		$2,808	2,808,000

Total investments (Cost $799,912,705) 151.28%				$825,981,324

Other assets and liabilities, net 0.29%				$1,591,785

Fund preferred shares, at liquidation				($281,578,146)
value (51.57%)

Total net assets applicable to common				$545,994,963
shareholders 100.00%

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock
Patriot Premium Dividend Fund II
Notes to Schedule of Investments
July 31, 2007 (unaudited)

ADR American Depositary Receipt.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. This security amounted to $98,502 or 0.02% of the net assets as of applicable to common shareholders as of July 31, 2007.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,839,751 or 2.90% of the net assets applicable to common shareholders as of July 31, 2007.

The cost of investments owned on July 31, 2007, including short-term investments, was $799,912,705. Gross unrealized appreciation and depreciation of investments aggregated $50,584,203 and $24,515,584, respectively, resulting in net unrealized appreciation of $26,068,619.

Notes to Schedule of Investments - Page 1

Notes to Schedule of Investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Notes to Schedule of Investments – Page 2

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: PDT

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

P20Q3 7/07
9/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: September 14, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 14, 2007